Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill
Goodwill

11. Goodwill

The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Group's acquisition. The changes in the carrying value of goodwill by segment are as follows:

	Online game related operation	Film, television and others	Total
	RMB	RMB	RMB
Balance as of December 31, 2008	—	—	—
Increase in goodwill related to acquisition	110,606,000	5,650,000	116,256,000
Impairment losses	—	—	—

Balance as of December 31, 2009	110,606,000	5,650,000	116,256,000
Increase in goodwill related to acquisition	145,663,228	221,705,604	367,368,832
Impairment losses	—	—	—

Balance as of December 31, 2010	256,269,228	227,355,604	483,624,832

The Group is required to perform an impairment assessment of its goodwill on an annual basis or when facts and circumstances warrant a review. The Group performed annual impairment assessment relating to goodwill arising from its acquisitions as of December 31, 2010, and concluded that there was no impairment as to the carrying value of the goodwill.